SHARE CAPITAL (Details Narrative) - CAD ($)			12 Months Ended
	Feb. 12, 2021	Jan. 28, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Proceeds from exercise of options			$ 42,500	$ 80,000	$ 125,657
Warrants issued, fair value				173,880	1,653,737
Proceeds from private placement and issued					2,404,000
Weighted average remaining life of stock options outstanding			2 years 10 months 2 days	3 years 2 months 1 day
Share based compensation			$ 703,612	$ 331,522	$ 495,791
Incentive share purchase option plan [member]
IfrsStatementLineItems [Line Items]
Precentage of stock options			10.00%
Stock option vest term			10 years
Incentive share purchase option plan [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Precentage of stock options			25.00%
Issued Share Captial [Member]
IfrsStatementLineItems [Line Items]
Number of shares, private placement and issued			400,000
Proceeds from exercise of options			$ 42,500
Issued share captial 1 [member]
IfrsStatementLineItems [Line Items]
Number of shares, private placement and issued				909,400
Warrants issued, fair value				$ 173,880
Issued share captial 2 [member]
IfrsStatementLineItems [Line Items]
Number of shares, private placement and issued				800,000
Proceeds from exercise of options				$ 80,000
Issued share captial 4 [Member]
IfrsStatementLineItems [Line Items]
Number of shares, private placement and issued	7,000,000
Warrants issued, fair value	$ 39,206
Fair value per share	$ 0.22
Proceeds from private placement and issued	$ 1,540,000
Finders fee	$ 56,320
Finders warrant issued	256,000
Issued share captial 4 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Fair value per share	$ 0.30
Issued share captial 5 [Member]
IfrsStatementLineItems [Line Items]
Number of shares, private placement and issued		8,740,000
Warrants issued, fair value		$ 100,419
Fair value per share		$ 0.10
Proceeds from private placement and issued		$ 874,000
Finders fee		$ 27,800
Finders warrant issued		278,000
Issued share captial 5 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Fair value per share		$ 0.15